Business Segment Information (Details Narrative) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
[custom:SaleOfInventory]			$ 0.8	$ 4.4
One Spirits Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			19.00%
One Distributor [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	67.00%	69.00%